Share Capital and Capital reserve (Tables)	3 Months Ended
Mar. 31, 2023
Share Capital, Reserves and Other Equity Interest [Abstract]
Schedule of Share Capital and Capital Reserve

	Shares		March 31, 2023	December 31, 2022
	March 31, 2023	December 31, 2022	€m	€m
Authorized Share Capital issued and fully paid:
Ordinary Shares with nil nominal value	174,463,389	172,550,253	1,623.8	1,613.2
Founder Preferred Shares with nil nominal value	—	1,500,000	—	10.6
Total share capital and capital reserve			1,623.8	1,623.8
Listing and share transaction costs			(27.1)	(27.1)
Total net share capital and capital reserve			1,596.7	1,596.7